Average Annual Total Returns - PRUDENTIAL DAY ONE 2030 FUND	Sep. 29, 2020
Prudential Day One 2030 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.00%
Since Inception	9.73%	[1]
S&P Target Date 2030 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.38%
Since Inception	9.88%	[1]
Class R1
Average Annual Return:
1 Year	18.97%
Since Inception	8.19%
Inception Date	Dec. 13, 2016
Class R2
Average Annual Return:
1 Year	19.25%
Since Inception	8.45%
Inception Date	Dec. 13, 2016
Class R3
Average Annual Return:
1 Year	19.42%
Since Inception	8.61%
Inception Date	Dec. 13, 2016
Class R4
Average Annual Return:
1 Year	19.49%
Since Inception	8.68%
Inception Date	Dec. 13, 2016
Class R5
Average Annual Return:
1 Year	19.76%
Since Inception	8.83%
Inception Date	Dec. 13, 2016
Class R6
Average Annual Return:
1 Year	19.91%
Since Inception	9.02%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year	18.06%
Since Inception	7.76%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.49%
Since Inception	6.66%
Inception Date	Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.